Assets Held for Sale and Discontinued Operations - Additional Information (Details) $ in Millions					12 Months Ended
	Feb. 02, 2023 CAD ($)	Oct. 26, 2022	Sep. 16, 2022 CAD ($)	Jul. 20, 2022	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) $ / bbl	Dec. 31, 2017 renewalOption	Dec. 31, 2020 CAD ($)
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Lease liabilities					$ 571	$ 694		$ 692
Lease payments					$ 138	$ 130
Canada, Dollars
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Long-term foreign exchange rates					1.30	1.28
Fort Hill Cash Generating Unit
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
After tax impairment					$ 961
Proceeds from sales of interests in associates					1,000
Post-tax real discount rates - Steelmaking Coal group of CGUs						8.00%
Recoverable amount						$ 2,100
Impairment loss on financial assets					1,200
Fort Hill Cash Generating Unit | Announcement of plan to discontinue operation
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Current financial liabilities	$ 264
Fort Hill Cash Generating Unit | Mine Plans
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Useful life						37 years
Fort Hill Cash Generating Unit | United States of America, Dollars
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Long-term foreign exchange rates						1.28
Fort Hill Cash Generating Unit | Canada, Dollars
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Long-term foreign exchange rates						1.00
WCS Heavy Oil | Fort Hill Cash Generating Unit
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Future commodity price used in cash flow projections | $ / bbl						48
Fort Hills Energy Limited Partnership
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Lease term							25 years
Number of renewal options | renewalOption							4
Lease term additional period							5 years
Mesaba
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Reclassification of property, plant and equipment					$ 14
San Nicolás
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Reclassification of property, plant and equipment			$ 159
Fort Hills Energy Limited Partnership
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Ownership interest in joint venture sale		21.30%			21.30%
Ownership interest in joint operation					21.30%
Fort Hills Energy Limited Partnership | Announcement of plan to discontinue operation
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 1,000
Joint operations | Fort Hills Energy Limited Partnership
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Lease liabilities					$ 191	$ 195
Lease payments					$ 488
PolyMet Mining Corp
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Ownership interest in joint operation				50.00%
Agnico Eagle Mines Limited
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Ownership interest in joint operation			5000.00%